Fair Value Measurements and Hedging - Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain/(loss) on derivative instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$ 140	$ 2,802	$ 2,974
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(141)	(2,556)	(5,048)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	708	0	(42)
Total Gain/(loss) on derivative instruments, net	707	246	(2,116)
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	3	(852)	(1,252)
Total Gain/(loss) recognized	3	(852)	(1,252)
Gain/(loss) on forward freight agreements and bunker swaps
Total Gain/(loss) recognized	(447)	(841)	411
Forward freight agreements
Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	(599)	(877)	370
Unrealized gain/(loss) on forward freight agreements	520	(24)	41
Bunker swaps
Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on bunker swaps	1,491	0	0
Unrealized gain/(loss) on bunker swaps	(1,859)	60	0
Gain/(loss) recognized for forward freight agreements and bunker swaps
Gain/(loss) on forward freight agreements and bunker swaps
Total Gain/(loss) recognized	$ (447)	$ (841)	$ 411